Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes.
Schedule of reconciliation of income tax expense

	December 31,	December 31,	December 31,
	2021	2020	2019
Accounting Net Loss before income tax - Greenbrook TMS	$(24,751,488)	$(29,663,540)	$(15,909,879)
Accounting Net Loss before income tax - non-controlling interest	$(108,430)	$(739,181)	$57,590

Accounting Net Loss before income tax	$(24,859,918)	$(30,402,721)	$(15,852,289)

Income tax provision at statutory rate 25.38% (December 31, 2020 - 25.75%; December 31, 2019 – 25.95%)	$(6,309,447)	$(7,828,701)	$(4,113,669)
Non-controlling interest	27,520	190,339	(14,945)
Non-deductible expenses and other permanent differences	(786,853)	(4,202)	119,258
Future rate differential	563,948	(20,880)	(81,857)
Change in unrecognized deferred tax assets	6,504,832	7,663,444	4,091,213
Income tax expense at effective rate	$—	$—	$—

Schedule of deferred tax asset and liability

	December 31,	December 31,
	2021	2020
Book value in excess of tax costs	$(334,167)	$(262,207)
Property, plant and equipment	334,167	262,207
Net deferred tax assets (liabilities)	$—	$—

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	December 31,	December 31,
	2021	2020
Property, plant and equipment	$—	$—
Non-capital loss carry-forward	59,623,930	37,798,280
Other, including share-based compensation	13,727,524	6,941,969
Intangible assets	9,533,145	10,356,383
Unrecognized total deferred tax assets	$82,884,599	$55,096,632